Other disclosures - Summary financial information for joint ventures by fair value (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020
Disclosure of joint ventures [line items]
Revenue		$ 33,083		$ 19,362
Depreciation and amortisation		(2,307)		(2,092)
Finance expense	[1]	(91)		(169)
Taxation		(4,981)		(1,828)
Profit after tax for the period		13,068		3,451
Other comprehensive income/(loss)		35		(1,141)
Total comprehensive income		13,103	[2]	2,310	[3]
Non-current assets		77,676				$ 76,535
Current assets		25,765				20,855
Current liabilities		(12,076)				(11,607)
Non-current liabilities		(33,196)				(33,880)
Net assets		58,169				51,903
Cash and cash equivalents		14,027		6,269		10,381
Deferred tax liabilities		3,501				3,239
Investment in equity accounted units
Disclosure of joint ventures [line items]
Deferred tax liabilities		334				358
Minera Escondida Limitada
Disclosure of joint ventures [line items]
Revenue		4,953		3,137
Depreciation and amortisation		(580)		(797)
Other operating costs		(1,506)		(1,243)
Operating profit		2,867		1,097
Finance expense		(73)		(70)
Taxation		(1,034)		(370)
Profit after tax for the period		1,760		657
Other comprehensive income/(loss)		40		(27)
Total comprehensive income		1,800		630
Non-current assets		11,710				11,833
Current assets		3,010				3,107
Current liabilities		(1,777)				(1,813)
Non-current liabilities		(4,796)				(4,560)
Net assets		8,147				8,567
Cash and cash equivalents		887				1,103
– current financial liabilities		(577)				(790)
– non-current financial liabilities		(2,800)				(2,560)
Dividends received from joint venture (Rio Tinto share)		720		183
Sohar Aluminium Co. L.L.C.
Disclosure of joint ventures [line items]
Revenue		420		325
Depreciation and amortisation		(60)		(55)
Other operating costs		(245)		(225)
Operating profit		115		45
Finance expense		(10)		(15)
Taxation		(15)		(5)
Profit after tax for the period		90		25
Other comprehensive income/(loss)		0		0
Total comprehensive income		90		25
Non-current assets		1,805				1,850
Current assets		420				270
Current liabilities		(150)				(675)
Non-current liabilities		(745)				(200)
Net assets		1,330				1,245
Cash and cash equivalents		145				30
– current financial liabilities		(55)				(565)
– non-current financial liabilities		(575)				$ (30)
Dividends received from joint venture (Rio Tinto share)		$ 0		$ 0

[1]	Finance costs in the income statement include hedging adjustments and are net of amounts capitalised of US$174 million (30 June 2020: US$175 million).
[2]	Refer to Group statement of comprehensive income for further details.
[3]	Refer to Group statement of comprehensive income for further details.